Exploration and Evaluation Assets - South West Arkansas Project (Details) - USD ($) $ in Thousands		12 Months Ended
	May 07, 2024	Jun. 30, 2024	Oct. 31, 2023
Exploration and Evaluation Assets
Decrease in exploration and evaluation assets		$ (51,961)
South West Arkansas Project
Exploration and Evaluation Assets
Net smelter return royalty (as a percent)			2.50%
Decrease in exploration and evaluation assets	$ (30,827)	$ (23,677)